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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                            Van Kampen Reserve Fund
---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


             1221 Avenue of the Americas, New York, New York 10020
---------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
---------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000


Date of fiscal year end: 5/31

Date of reporting period: 11/30/03

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Reserve Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of November 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

                               A SHARES             B SHARES                C SHARES
                             since 7/12/74       since 4/18/95           since 4/18/95
------------------------------------------------------------------------------------------
AVERAGE ANNUAL                 W/O SALES      W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS                   CHARGES        CHARGES     CHARGES     CHARGES     CHARGES

Since Inception                  6.47%          3.21%       3.21%       3.02%       3.02%

10-year                          3.74             --          --          --          --

5-year                           3.06           2.36        2.08        2.38        2.38

1-year                           0.57           0.05       -3.95        0.20       -0.80

6-months                         0.17           0.03       -3.97        0.13       -0.87
------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return includes a contingent deferred sales charge of 4.00 percent for Class B shares (in the first and second year and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.15 percent for Class A shares and 0.90 percent for Class B and C shares. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains.

Fund Report

FOR THE SIX-MONTHS ENDED NOVEMBER 30, 2003

Van Kampen Reserve Fund is managed by Dale Albright, Executive Director, and Jonathan Page, Managing Director(1).

MARKET CONDITIONS

During the six months ended November 30, 2003, favorable economic trends began to appear, especially during the last three months. The ISM Manufacturing Index, a measure of manufacturing activity, has remained above 50 since June, indicating an expanding factory sector, and rose to 62.8 in November, its highest level in nearly 20 years. Accommodative monetary policy, stimulative fiscal policy, productivity growth and gains in the stock market appear to have finally begun to generate employment gains. Non-farm payrolls, after contracting monthly for much of 2003, turned positive for the four months ending November. Consumer confidence jumped to 91.7 for November. Geopolitical concerns and instability, however, continue to contribute to caution within the business community.

The Federal Reserve Open Market Committee (FOMC) maintained an accommodative posture in an attempt to encourage a faster pace of economic activity. After holding its target rate for federal funds at 1.25 percent for seven months, the FOMC lowered its target to 1.00 percent, a 45-year low, on June 25, 2003. Since the May meeting, the Fed has maintained a formal economic assessment stating that while the outlook for economic growth is balanced, there remains a risk of a substantial further fall in inflation. Against this backdrop, money-market fund yields fell to record low levels.

PERFORMANCE ANALYSIS

For the six-month period ended November 30, 2003, the fund provided a total return of 0.17 percent. For the seven-day period ended November 30, 2003, the fund provided an annualized yield of 0.08 percent, while its 30-day average annualized yield was 0.10 percent.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003

---------------------------------------
      CLASS A   CLASS B   CLASS C

       0.17%     0.03%     0.13%
---------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

(1)Team members may change without notice at any time.
 2

As of November 30, 2003, Van Kampen Reserve Fund had net assets of $782 million. The average maturity of the portfolio was 37 days, and 96 percent of its holdings were due to mature within 90 days.

Throughout the past year, we continued our long-standing policy of purchasing only high quality, very liquid money-market securities, and the portfolio does not contain any derivative securities. As of November 30, 2003, the fund was entirely invested in top tier rated securities. (See table below.) We also continued with our portfolio strategy of seeking high liquidity and preservation of capital, while generating a yield reflecting prevailing money-market conditions.

ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO COMPOSITION AS OF                 CREDIT RATINGS AS OF 11/30/03
  11/30/03                                  A1+                             95.5%
Commercial Paper              57.1%         A1                               4.5
U.S. Government Agency        26.1
Repurchase Agreements          7.2
Bank Notes                     5.1
Certificates of Deposit        4.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy securities mentioned. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Credit ratings based upon ratings as issued by Standard and Poor's.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

November 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                     DISCOUNT
PAR                                                                  YIELD ON
AMOUNT                                                    MATURITY   DATE OF     AMORTIZED
(000)      DESCRIPTION                                      DATE     PURCHASE       COST
           COMMERCIAL PAPER  56.9%
$35,000    American Express Credit Corp.................  01/22/04    1.052%    $ 34,946,917
 30,000    ANZ, Inc. (Delaware).........................  12/18/03    1.052       29,985,125
 30,000    Ciesco, LLC..................................  12/18/03    1.062       29,984,983
 35,000    Citicorp.....................................  01/06/04    1.072       34,962,550
 35,000    DaimlerChrysler Revolving Auto Conduit,
           LLC..........................................  12/02/03    1.051       34,998,979
 30,000    Ei Dupont de Nemours Co. ....................  01/23/04    1.073       29,952,742
 20,000    General Electric Capital Corp. ..............  12/22/03    1.073       19,987,517
 20,000    General Electric Capital Corp. ..............  12/23/03    1.084       19,986,800
 40,000    ING (US) Funding, LLC........................  12/17/03    1.063       39,981,156
 40,000    Mortgage Interest Networking Trust...........  12/09/03    1.062       39,990,578
 35,000    New Center Asset Trust.......................  01/23/04    1.033       34,933,847
 35,000    Northern Trust Corp. ........................  01/26/04    1.062       34,942,289
 30,000    Royal Bank of Scotland, PLC..................  01/13/04    1.092       29,960,942
 30,000    Societe Generale North America, Inc. ........  12/05/03    1.052       29,996,500
                                                                                ------------
           TOTAL COMMERCIAL PAPER............................................    444,610,925
                                                                                ------------

           U.S. GOVERNMENT AND AGENCY OBLIGATIONS  26.0%
  8,500    Federal Farm Credit Bank Discount Note.......  06/21/04    1.138        8,445,838
 25,000    Federal Home Loan Mortgage Corporation
           Discount Note................................  12/12/03    1.130       24,991,444
 30,000    Federal Home Loan Mortgage Corporation
           Discount Note................................  12/31/03    1.011       29,974,750
 20,000    Federal Home Loan Mortgage Corporation
           Discount Note................................  02/26/04    1.058       19,949,250
 25,000    Federal National Mortgage Association
           Discount Note................................  12/01/03    1.042       25,000,000
 30,000    Federal National Mortgage Association
           Discount Note................................  01/21/04    1.078       29,954,312
 10,000    Federal National Mortgage Association
           Discount Note................................  02/04/04    1.064        9,980,861
 35,000    Federal National Mortgage Association
           Discount Note................................  02/11/04    1.078       34,924,750
 20,000    Federal National Mortgage Association
           Discount Note................................  03/10/04    1.105       19,938,889
                                                                                ------------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS......................    203,160,094
                                                                                ------------

 4                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2003 (Unaudited)

                                                                     DISCOUNT
PAR                                                                  YIELD ON
AMOUNT                                                    MATURITY   DATE OF     AMORTIZED
(000)      DESCRIPTION                                      DATE     PURCHASE       COST
           BANK NOTES  5.1%
$40,000    Standard Federal Bank NA.....................  12/11/03    1.060%    $ 40,000,000
                                                                                ------------

           CERTIFICATES OF DEPOSIT  4.5%
 35,000    Canadian Imperial Bank of Commerce...........  01/15/04    1.070       35,000,000
                                                                                ------------

           REPURCHASE AGREEMENTS  7.1%
           BankAmerica ($56,100,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 11/28/03, to be sold
           on 12/01/03 at $56,104,769).......................................     56,100,000
                                                                                ------------

TOTAL INVESTMENTS  99.6% (A).................................................    778,871,019
OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%..................................      2,834,410
                                                                                ------------

NET ASSETS  100.0%...........................................................   $781,705,429
                                                                                ============

(a) At November 30, 2003, cost is identical for both book and federal income taxes.

See Notes to Financial Statements                                              5

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
November 30, 2003 (Unaudited)

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................  $778,871,019
Cash........................................................     3,739,000
Receivables:
  Fund Shares Sold..........................................     1,138,294
  Interest..................................................       116,084
Other.......................................................       173,345
                                                              ------------
    Total Assets............................................   784,037,742
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     1,161,017
  Distributor and Affiliates................................       733,628
  Investment Advisory Fee...................................        83,560
  Income Distributions......................................         4,431
Trustees' Deferred Compensation and Retirement Plans........       200,176
Accrued Expenses............................................       149,501
                                                              ------------
    Total Liabilities.......................................     2,332,313
                                                              ------------
NET ASSETS..................................................  $781,705,429
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $781,734,399
Accumulated Undistributed Net Investment Income.............         2,522
Accumulated Net Realized Loss...............................       (31,492)
                                                              ------------
NET ASSETS..................................................  $781,705,429
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value, offering price and redemption price per
    share (Based on net assets of $486,627,730 and
    486,670,802 shares of beneficial interest issued and
    outstanding)............................................  $       1.00
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $255,156,350 and 255,162,924 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $39,921,349 and 39,945,592 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============

 6                                             See Notes to Financial Statements

Statement of Operations
For the Six Months Ended November 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $4,742,432
                                                              ----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $370,127, $1,358,674 and $207,840,
  respectively).............................................   1,936,641
Investment Advisory Fee.....................................   1,688,794
Shareholder Services........................................   1,372,981
Custody.....................................................      53,654
Legal.......................................................      17,860
Trustees' Fees and Related Expenses.........................      16,083
Other.......................................................     219,098
                                                              ----------
    Total Expenses..........................................   5,305,111
    Expense Reduction ($677,052 Investment Advisory Fee and
      $817,027 Other).......................................   1,494,079
    Less Credits Earned on Cash Balances....................      13,857
                                                              ----------
    Net Expenses............................................   3,797,175
                                                              ----------
NET INVESTMENT INCOME.......................................  $  945,257
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  945,257
                                                              ==========

See Notes to Financial Statements                                              7

Statements of Changes in Net Assets
(Unaudited)

                                                         SIX MONTHS ENDED      YEAR ENDED
                                                         NOVEMBER 30, 2003    MAY 31, 2003
                                                         -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $     945,257     $     5,419,098
                                                           -------------     ---------------

Distributions from Net Investment Income:
  Class A Shares.......................................         (842,508)         (4,773,928)
  Class B Shares.......................................          (78,914)           (508,801)
  Class C Shares.......................................          (61,206)           (106,105)
                                                           -------------     ---------------
Total Distributions....................................         (982,628)         (5,388,834)
                                                           -------------     ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....          (37,371)             30,264
                                                           -------------     ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      580,191,999       2,304,701,987
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................          982,628           5,388,834
Cost of Shares Repurchased.............................     (706,851,142)     (2,210,465,643)
                                                           -------------     ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     (125,676,515)         99,625,178
                                                           -------------     ---------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................     (125,713,886)         99,655,442
NET ASSETS:
Beginning of the Period................................      907,419,315         807,763,873
                                                           -------------     ---------------
End of the Period (Including accumulated undistributed
  net investment income of $2,522 and $39,893,
  respectively)........................................    $ 781,705,429     $   907,419,315
                                                           =============     ===============

 8                                             See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX
                                    MONTHS
                                    ENDED                      YEAR ENDED MAY 31,
CLASS A SHARES                   NOVEMBER 30,    ----------------------------------------------
                                     2003         2003      2002      2001      2000      1999
                                 --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                    ------       ------    ------    ------    ------    ------
  Net Investment Income.........       -0-(d)       .01       .02       .05       .05       .04
  Less Distributions from Net
    Investment Income...........       -0-(d)       .01       .02       .05       .05       .04
                                    ------       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                    ======       ======    ======    ======    ======    ======

Total Return* (b)...............     0.17%**      0.89%     1.93%     5.35%(a)  4.92%     4.55%
Net Assets at End of the Period
  (In millions).................    $486.6       $501.4    $458.0    $451.7    $573.3    $529.6
Ratio of Expenses to Average Net
  Assets* (c)...................      .77%         .69%      .91%      .95%      .82%      .84%
Ratio of Net Investment Income
  to Average Net Assets*........      .33%         .89%     1.94%     5.22%     4.71%     4.38%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c).............      .93%         .85%       N/A       N/A       N/A       N/A
   Ratio of Net Investment
     Income to Average Net
     Assets.....................      .17%         .73%       N/A       N/A       N/A       N/A

**  Non-Annualized

(a) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

(b) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .15% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended May 31, 2003 and May 31, 1999.

(d) Amount is less than $.01.

N/A=Not Applicable.

See Notes to Financial Statements                                              9

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX
                                    MONTHS
                                    ENDED                      YEAR ENDED MAY 31,
CLASS B SHARES                   NOVEMBER 30,   ------------------------------------------------
                                     2003        2003        2002      2001      2000      1999
                                 ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                    ------      ------      ------    ------    ------    ------
  Net Investment Income.........       -0-(d)      -0-(d)      .01       .05       .04       .04
  Less Distributions from Net
    Investment Income...........       -0-(d)      -0-(d)      .01       .05       .04       .04
                                    ------      ------      ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                    ======      ======      ======    ======    ======    ======

Total Return* (b)...............     0.03%**     0.13%       1.16%     4.66%(a)  4.14%     3.78%
Net Assets at End of the Period
  (In millions).................    $255.2      $349.8      $299.1    $338.7    $238.8    $129.8
Ratio of Expenses to Average Net
  Assets* (c)...................     1.06%       1.45%       1.67%     1.58%     1.57%     1.63%
Ratio of Net Investment Income
  to Average Net Assets*........      .05%        .13%       1.17%     4.43%     3.96%     3.71%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c).............     1.68%       1.61%         N/A       N/A       N/A       N/A
   Ratio of Net Investment Loss
     to Average Net Assets......     (.57%)      (.03%)        N/A       N/A       N/A       N/A

**  Non-Annualized

(a) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge (CDSC) of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended May 31, 2003 and May 31, 1999.

(d) Amount is less than $.01.

N/A=Not Applicable

 10                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                         SIX
                                        MONTHS
                                        ENDED                   YEAR ENDED MAY 31,
CLASS C SHARES                       NOVEMBER 30,   -------------------------------------------
                                         2003       2003       2002     2001     2000     1999
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................    $1.00       $1.00      $1.00    $1.00    $1.00    $1.00
                                        -----       -----      -----    -----    -----    -----
  Net Investment Income.............      -0-(d)      -0-(d)     .01      .05      .04      .04
  Less Distributions from Net
    Investment Income...............      -0-(d)      -0-(d)     .01      .05      .04      .04
                                        -----       -----      -----    -----    -----    -----
NET ASSET VALUE, END OF THE
  PERIOD............................    $1.00       $1.00      $1.00    $1.00    $1.00    $1.00
                                        =====       =====      =====    =====    =====    =====

Total Return* (b)...................    0.13%(f)**  0.17%      1.23%    4.57%(a) 4.14%    3.77%
Net Assets at End of the Period (In
  millions).........................    $39.9       $56.2      $50.7    $63.0    $54.7    $26.9
Ratio of Expenses to Average Net
  Assets* (c).......................     .99%(f)    1.41%      1.60%    1.69%    1.57%    1.63%
Ratio of Net Investment Income to
  Average Net Assets*...............     .12%(f)     .17%(e)   1.29%    4.40%    3.96%    3.73%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c).....................    1.60%(f)    1.57%        N/A      N/A      N/A      N/A
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets.........................    (.50%)(f)    .01%(e)     N/A      N/A      N/A      N/A

**  Non-Annualized

(a) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended May 31, 2003 and May 31, 1999.

(d) Amount is less than $.01.

(e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to average net assets of .05%.

(f) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect the refund of certain 12b-1 fees during the period.

N/A=Not Applicable

See Notes to Financial Statements                                             11

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Reserve Fund (the "Fund") is organized as a Delaware business trust. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek protection of capital and high current income. The Fund's investment adviser seeks to achieve this objective through investments in U.S. dollar denominated money market securities. The Fund commenced investment operations on July 12, 1974. The distribution of the Fund's Class B and Class C Shares commenced on April 18, 1995.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003 (Unaudited)

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $19,288 which will expire between May 31, 2004 and May 31, 2009. Of this amount, $9,826 will expire on May 31, 2004.

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends daily from net investment income and automatically reinvests such dividends daily. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end. The Fund distributes capital gains, if any, to shareholders at least annually.

    The tax character of distributions paid during the year ended May 31, 2003 was as follows:

                                                                 2003
Distributions paid from:
  Ordinary income...........................................  $5,400,589

    As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $249,513

F. EXPENSE REDUCTIONS During the six months ended November 30, 2003, the Fund's custody fee was reduced by $13,857 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the six months ended November 30, 2003, the Adviser voluntarily waived $677,052 of its investment advisory fees and $817,027 of other expenses. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the six months ended November 30, 2003, the Fund recognized expenses of approximately $17,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003 (Unaudited)

November 30, 2003, the Fund recognized expenses of approximately $32,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended November 30, 2003, the Fund recognized expenses of approximately $1,088,900 representing transfer agency fees paid to VKIS.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $119,900 are included in "Other" assets on the Statement of Assets and Liabilities at November 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At November 30, 2003, capital aggregated $486,634,546, $255,157,123 and
$39,942,730 for Classes A, B, and C, respectively. For the six months ended November 30, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A..................................................   487,947,157    $ 487,947,157
  Class B..................................................    62,327,004       62,327,004
  Class C..................................................    29,917,838       29,917,838
                                                             ------------    -------------
Total Sales................................................   580,191,999    $ 580,191,999
                                                             ============    =============
Dividend Reinvestment:
  Class A..................................................       853,204    $     853,204
  Class B..................................................        73,693           73,693
  Class C..................................................        55,731           55,731
                                                             ------------    -------------
Total Dividend Reinvestment................................       982,628    $     982,628
                                                             ============    =============
Repurchases:
  Class A..................................................  (503,618,400)   $(503,618,400)
  Class B..................................................  (157,042,873)    (157,042,873)
  Class C..................................................   (46,189,869)     (46,189,869)
                                                             ------------    -------------
Total Repurchases..........................................  (706,851,142)   $(706,851,142)
                                                             ============    =============

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003 (Unaudited)

    At May 31, 2003, capital aggregated $501,452,585, $349,799,299 and
$56,159,030 for Classes A, B, and C, respectively. For the year ended May 31, 2003, transactions were as follows:

                                                              SHARES             VALUE
Sales:
  Class A...............................................   1,778,019,559    $ 1,778,019,559
  Class B...............................................     427,304,116        427,304,116
  Class C...............................................      99,378,312         99,378,312
                                                          --------------    ---------------
Total Sales.............................................   2,304,701,987    $ 2,304,701,987
                                                          ==============    ===============
Dividend Reinvestment:
  Class A...............................................       4,830,628    $     4,830,628
  Class B...............................................         461,020            461,020
  Class C...............................................          97,186             97,186
                                                          --------------    ---------------
Total Dividend Reinvestment.............................       5,388,834    $     5,388,834
                                                          ==============    ===============
Repurchases:
  Class A...............................................  (1,739,422,702)   $(1,739,422,702)
  Class B...............................................    (377,039,529)      (377,039,529)
  Class C...............................................     (94,003,412)       (94,003,412)
                                                          --------------    ---------------
Total Repurchases.......................................  (2,210,465,643)   $(2,210,465,643)
                                                          ==============    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended November 30, 2003 and the year ended May 31, 2003, 3,985,863 and 11,787,742 Class B Shares automatically converted to Class A Shares, respectively. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended November 30, 2003 and the year ended May 31, 2003, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge
(CDSC). The CDSC will be imposed on most redemptions made within five years of the

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003 (Unaudited)

purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                  SALES CHARGE AS A
                                                                    PERCENTAGE OF
                                                                    DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended November 30, 2003, Van Kampen, as Distributor for the Fund, received net commissions on redeemed shares which were subject to a CDSC of approximately $821,900. Sales charges do not represent expenses to the Fund.

4. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .15% of Class A average daily net assets and .90% each of Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $7,056,600 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended November 30, 2003, are payments retained by Van Kampen of approximately $480,000 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $6,000.

5. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by

NOTES TO
FINANCIAL STATEMENTS

November 30, 2003 (Unaudited)

failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss theses actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN RESERVE FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 23, 133, 233
                                                 RES SAR 1/04 12725A04-AP-1/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Reserve Fund
            ------------------------

By: /s/ Ronald E. Robison
   -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ronald E. Robison
   -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 22, 2004

By: /s/ John L. Sullivan
   -------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: January 22, 2004